Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Description of Business

1. Organization and Description of Business

Benefitfocus, Inc. (the “Company”) is a leading provider of cloud-based benefits software solutions for consumers, employers, insurance carriers and brokers delivered under a software-as-a-service (SaaS) model. The financial statements of the Company include the financial position and operations of its wholly owned subsidiaries, Benefitfocus.com, Inc., Benefit Informatics, Inc. and BenefitStore, Inc.

1. Organization and Description of Business

Benefitfocus, Inc. (the “Company”) is a leading provider of cloud-based benefits software solutions for consumers, employers, insurance carriers and brokers delivered under a software-as-a-service (“SaaS”) model. The financial statements of the Company include the financial position and operations of its wholly owned subsidiaries, Benefitfocus.com, Inc., Benefit Informatics, Inc. and BenefitStore, Inc.

Corporate restructuring

The Company, a Delaware corporation, was originally a wholly owned subsidiary of Benefitfocus.com, Inc., the South Carolina corporation that conducts the business of the Company. On March 13, 2013, the board of directors of each of Benefitfocus, Inc. and Benefitfocus.com, Inc. approved a corporate restructuring to be effected prior to the completion of the Company’s initial public offering (“IPO”) of shares of its common stock. On September 13, 2013, the Company restructured its organization by merging Benefitfocus.com, Inc. with a newly formed South Carolina corporation, which was a wholly owned subsidiary of the Company. As a result of the corporate restructuring, Benefitfocus.com, Inc. became a wholly owned operating subsidiary of the Company. Additionally, the common and preferred stockholders of Benefitfocus.com, Inc. became common and preferred stockholders, respectively, of Benefitfocus, Inc. and warrants that were exercisable for common shares of Benefitfocus.com, Inc. became exercisable for common shares of Benefitfocus, Inc. Similarly, holders of options to purchase common shares of Benefitfocus.com, Inc. became holders of options to purchase shares of common stock of Benefitfocus, Inc.

Initial Public Offering

In September 2013, the Company completed its IPO in which it issued and sold 3,000,000 shares of common stock and existing shareholders sold 2,675,250 shares of common stock at a public offering price of $26.50 per share. The Company did not receive any proceeds from the sale of common stock by the existing shareholders. The Company received net proceeds of $70,064 after deducting underwriting discounts and commissions of $5,565 and other offering expenses of $3,871. Upon the closing of the IPO, all shares of the Company’s then-outstanding redeemable convertible preferred stock automatically converted into 16,496,860 shares of its $0.001 par value common stock.